Income Taxes Deferred Tax Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ (8.1)	$ 16.3	$ 39.2
Reserves for discontinued operations, environmental and restructuring	104.8	104.4
Accrued pension and other postretirement benefits	113.8	109.8
Other reserves	54.1	51.5
Alternative minimum, foreign tax and other credit carryforwards	11.8	70.9
Net operating loss carryforwards	86.7	83.7
Deferred expenditures capitalized for tax	54.3	63.2
Other	109.8	77.4
Deferred tax assets	535.3	560.9
Valuation allowance, net	(84.5)	(92.6)
Deferred tax assets, net of valuation allowance	450.8	468.3
Property, plant and equipment, net	94.1	85.9
Deferred tax liabilities	94.1	85.9
Net deferred tax assets	356.7	382.4
U.S. State net operating losses now recoverable [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount	(14.9)
Valuation Allowance, Operating Loss Carryforwards [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 6.8